Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	$ 50,135
Depreciation for the year	240,643	$ 158,800
Balance Ending	39,201	50,135
Net carrying amount	39,201	50,135
Gross Carrying Amount [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	60,998	13,620
Additions		47,309
Exchange realignment	(93)	69
Balance Ending	60,905	60,998
Net carrying amount	60,905	60,998
Gross Carrying Amount [Member] | Computer and equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	13,689	13,620
Additions
Exchange realignment	(93)	69
Balance Ending	13,596	13,689
Net carrying amount	13,596	13,689
Gross Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	47,309
Additions		47,309
Exchange realignment
Balance Ending	47,309	47,309
Net carrying amount	47,309	47,309
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	10,863	7,723
Exchange realignment	(81)	46
Depreciation for the year	1,460	3,094
Balance Ending	12,242	10,863
Net carrying amount	12,242	10,863
Accumulated depreciation [Member] | Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning
Exchange realignment
Depreciation for the year	9,462
Balance Ending	9,462
Net carrying amount	9,462
Accumulated depreciation [Member] | Gross Carrying Amount [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	10,863	7,723
Exchange realignment	(81)	46
Depreciation for the year	10,922	3,094
Balance Ending	21,704	10,863
Net carrying amount	21,704	10,863
Net Carrying Amount [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	50,135
Balance Ending	39,201	50,135
Net carrying amount	39,201	50,135
Net Carrying Amount [Member] | Computer and equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	2,826
Balance Ending	1,354	2,826
Net carrying amount	1,354	2,826
Net Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Balance beginning	47,309
Balance Ending	37,847	47,309
Net carrying amount	$ 37,847	$ 47,309